Equity Incentive Plan (Details) - USD ($) $ / shares in Units, $ in Thousands										12 Months Ended
	Oct. 01, 2024	Oct. 01, 2023	Mar. 27, 2023	Oct. 01, 2022	Jul. 08, 2022	Jan. 12, 2022	Oct. 01, 2021	Aug. 02, 2021	Jan. 18, 2021	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
General and Administrative Expenses [Member] | Board of Directors and Certain Employees [Member]
Equity Incentive Plan [Abstract]
Stock-based compensation expense										$ 8,852	$ 6,973	$ 4,907
Voyage Expenses [Member] | Non-Employee [Member]
Equity Incentive Plan [Abstract]
Stock-based compensation expense										295	212	$ 190
Restricted Stock [Member]
Unrecognized Cost for Non-vested Shares [Abstract]
Unrecognized cost for non-vested shares										$ 1,572	$ 1,200
Recognition period for unrecognized cost for non-vested shares										9 months
Equity Incentive Plan [Member]
Equity Incentive Plan [Abstract]
Shares reserved for issuance (in shares)						550,000			400,000
Equity Incentive Plan [Member] | Awarded March 27, 2023 [Member]
Number of Shares [Roll Forward]
Forfeited (in shares)			(333)
Equity Incentive Plan [Member] | Awarded January 12, 2022 [Member]
Number of Shares [Roll Forward]
Forfeited (in shares)						(666)
Equity Incentive Plan [Member] | Restricted Stock [Member]
Equity Incentive Plan [Abstract]
Shares reserved for issuance (in shares)								350,000
Number of Shares [Roll Forward]
Outstanding at beginning of year (in shares)										294,231	223,330
Granted (in shares)										1,823,800	883,700
Vested (in shares)										(1,510,118)	(812,133)
Forfeited (in shares)										(333)	(666)
Outstanding at end of year (in shares)										607,580	294,231	223,330
Weighted Average Grant Date Price [Roll Forward]
Outstanding at beginning of year (in dollars per share)										$ 7.32	$ 7.88
Granted (in dollars per share)										5.22	8.23
Vested (in dollars per share)										5.81	8.46
Forfeited (in dollars per share)										5.22	9.1
Outstanding at end of year (in dollars per share)										$ 4.78	$ 7.32	$ 7.88
Equity Incentive Plan [Member] | Restricted Stock [Member] | Awarded March 27, 2023 [Member]
Number of Shares [Roll Forward]
Granted (in shares)			1,823,800
Vested (in shares)		(607,913)	(607,974)
Weighted Average Grant Date Price [Roll Forward]
Granted (in dollars per share)			$ 5.22
Equity Incentive Plan [Member] | Restricted Stock [Member] | Awarded March 27, 2023 [Member] | Plan [Member]
Number of Shares [Roll Forward]
Vested (in shares)	(607,580)
Equity Incentive Plan [Member] | Restricted Stock [Member] | Awarded March 27, 2023 [Member] | Non-Executive Members of Board of Directors and Executive Officers [Member]
Number of Shares [Roll Forward]
Granted (in shares)			1,330,000
Equity Incentive Plan [Member] | Restricted Stock [Member] | Awarded March 27, 2023 [Member] | Non-Executive Employees and Non-Employee [Member]
Number of Shares [Roll Forward]
Granted (in shares)			493,800
Equity Incentive Plan [Member] | Restricted Stock [Member] | Awarded July 8, 2022 [Member]
Equity Incentive Plan [Abstract]
Shares reserved for issuance (in shares)					400,000
Number of Shares [Roll Forward]
Granted (in shares)					350,000
Vested (in shares)		(116,665)		(116,665)	(116,670)
Weighted Average Grant Date Price [Roll Forward]
Granted (in dollars per share)					$ 6.9
Equity Incentive Plan [Member] | Restricted Stock [Member] | Awarded July 8, 2022 [Member] | Non-Executive Members of Board of Directors and Executive Officers [Member]
Number of Shares [Roll Forward]
Granted (in shares)					245,000
Equity Incentive Plan [Member] | Restricted Stock [Member] | Awarded July 8, 2022 [Member] | Non-Executive Employees and Non-Employee [Member]
Number of Shares [Roll Forward]
Granted (in shares)					105,000
Equity Incentive Plan [Member] | Restricted Stock [Member] | Awarded January 12, 2022 [Member]
Number of Shares [Roll Forward]
Granted (in shares)						533,700
Vested (in shares)		(177,566)		(177,566)		(177,902)
Weighted Average Grant Date Price [Roll Forward]
Granted (in dollars per share)						$ 9.1
Equity Incentive Plan [Member] | Restricted Stock [Member] | Awarded January 12, 2022 [Member] | Non-Executive Members of Board of Directors and Executive Officers [Member]
Number of Shares [Roll Forward]
Granted (in shares)						330,000
Equity Incentive Plan [Member] | Restricted Stock [Member] | Awarded January 12, 2022 [Member] | Non-Executive Employees and Non-Employee [Member]
Number of Shares [Roll Forward]
Granted (in shares)						203,700
Equity Incentive Plan [Member] | Restricted Stock [Member] | Awarded August 2, 2021 [Member]
Number of Shares [Roll Forward]
Granted (in shares)								310,000
Vested (in shares)				(103,332)			(103,333)	(103,335)
Weighted Average Grant Date Price [Roll Forward]
Granted (in dollars per share)								$ 10.2
Equity Incentive Plan [Member] | Restricted Stock [Member] | Awarded August 2, 2021 [Member] | Non-Executive Members of Board of Directors and Executive Officers [Member]
Number of Shares [Roll Forward]
Granted (in shares)								218,500
Equity Incentive Plan [Member] | Restricted Stock [Member] | Awarded August 2, 2021 [Member] | Non-Executive Employees and Non-Employee [Member]
Number of Shares [Roll Forward]
Granted (in shares)								91,500
Equity Incentive Plan [Member] | Restricted Stock [Member] | Awarded January 18, 2021 [Member]
Equity Incentive Plan [Abstract]
Shares reserved for issuance (in shares)									360,000
Number of Shares [Roll Forward]
Vested (in shares)				(119,998)			(119,999)		(120,003)
Weighted Average Grant Date Price [Roll Forward]
Granted (in dollars per share)									$ 8.1
Equity Incentive Plan [Member] | Restricted Stock [Member] | Awarded January 18, 2021 [Member] | Non-Executive Members of Board of Directors and Executive Officers [Member]
Number of Shares [Roll Forward]
Granted (in shares)									235,000
Equity Incentive Plan [Member] | Restricted Stock [Member] | Awarded January 18, 2021 [Member] | Non-Executive Employees and Non-Employee [Member]
Number of Shares [Roll Forward]
Granted (in shares)									125,000